Stockholders Equity (Schedule of Change In Fair Value of the Warrants) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance	$ 120	$ 0
Issuance of warrants		76
Change in fair value of Warrants	264	0	0
Balance	$ 384	$ 120	$ 0